Other equity instruments	12 Months Ended
Dec. 31, 2018
Other equity instruments [abstract]
Other equity instruments
22	Other equity instruments

(a)	Other equity instruments as at 31 December 2018

Type of Instruments	Issuance Date	Category	Initial Distribution Rate	Issue Price	Number	Par Value	Initial Period	Conversion Condition	Conversion Result
				RMB ’000		RMB ’000
Bond A	September 2017	Equity Instrument	5.05%	0.1	25,000,000	2,500,000	3 Years	None	None
Bond B	September 2017	Equity Instrument	5.17%	0.1	25,000,000	2,500,000	5 years	None	None
Yingda Insurance Financing Plan (1st)	September 2018	Equity Instrument	5.79%	—	—	3,283,000	perpetual	None	None
Yingda Insurance Financing Plan (2nd)	September 2018	Equity Instrument	5.79%	—	—	827,000	perpetual	None	None
Yingda Insurance Financing Plan (3rd)	September 2018	Equity Instrument	5.79%	—	—	890,000	perpetual	None	None
Total						10,000,000

(b)	Major Provisions

In 2017, the Company issued perpetual corporate bonds with the aggregate net proceeds of approximate RMB5,000 million. The perpetual corporate bonds are issued at par value with initial distribution rate of 5.05% and 5.17%. The interests of the perpetual corporate bonds are recorded as distributions, which are paid annually in arrears in September in each year and may be deferred at the discretion of the Company unless compulsory distribution payment events (distributions to ordinary shareholders of the Company or reduction of the registered capital of the Company) occurred.

The perpetual corporate bonds have no fixed maturity date and are callable at the Company’s discretion in whole in August 2020 and 2022 respectively, the payment of the principal may be deferred for each renewal period as 3 and 5 years. The applicable distribution rate will be reset on first call date and each renewal period after first call date, to the sum of the applicable benchmark interest rate, the initial spread and 300 basis points per annum.

In 2018, the Company issued three tranches of Yingda Insurance Financing Plan (“the financing plan”) with the aggregate proceeds of RMB5,000 million. The financing plan has no fixed period with initial distribution rate of 5.79%. The interests of the financing plan are recorded as distributions, which are paid annually in arrears in June and December in each year and may be deferred at the discretion of the Company unless compulsory payment events (distributions to ordinary shareholders of the Company or reduction of the registered capital of the Company) occurred.

The financing plan has no fixed maturity date and are callable at the Company’s discretion in whole at each distribution date after 8th year of issuance, or the payment of the principal may be deferred at each distribution date aforementioned. The applicable distribution rate will be reset during the period from the 9th to the 11th year after the issuance, the period from the 11th to the 13th year after the issuance and the 13th year onwards after the issuance, to the higher of the initial distribution rate plus 300 basis points and the 10-year treasury bond yield in the 9th year after the issuance plus 600 basis points, the higher of the initial distribution rate plus 600 basis points and the 10-year treasury bond yield in the 11th year after the issuance plus 900 basis points and the higher of the initial distribution rate plus 900 basis points and the 10-year treasury bond yield in the 13th year after the issuance plus 1,200 basis points, respectively.

The perpetual corporate bonds and financing plan were recorded as equity in the consolidated financial statements. During the year ended 31 December 2018, the profit attributable to holders of other equity instruments, based on the applicable distribution rate, was RMB 342 million.

(c)	Changes of other equity instruments during 2018

	As at 1 January 2018		issuance		Cumulative distributions		As at 31 December 2018
Type of Instruments	Number	Amount	Number	Amount	Accrual distribution	Distribution payment	Number	Amount
		RMB ’000		RMB ’000	RMB ’000	RMB ’000		RMB ’000
Bond A	25,000,000	2,533,872	-	-	126,250	(126,250)	25,000,000	2,533,872
Bond B	25,000,000	2,534,678	-	-	129,250	(129,250)	25,000,000	2,534,678
Yingda Insurance Financing Plan (1st)	—	-	—	3,283,000	58,609	(52,801)	—	3,288,808
Yingda Insurance Financing Plan (2nd)	—	-	—	827,000	14,498	(13,035)	—	828,463
Yingda Insurance Financing Plan (3rd)	—	-	—	890,000	13,742	(12,167)	—	891,575
Total		5,068,550		5,000,000	342,349	(333,503)		10,077,396